Goodwill	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Goodwill

12. Goodwill

	Note	December 31 2018 $	December 31 2017 $

Gross goodwill, beginning of the year		1,734.6	2,006.1
Acquisitions		96.3	16.3
Disposals	8	(120.2)	(194.4)
Impact of foreign exchange		88.5	(93.4)

Gross goodwill, end of the year		1,799.2	1,734.6

Accumulated impairment losses, beginning of the year		(178.0)	(178.0)
Impairment of goodwill	8	(53.0)	-
Disposals	8	53.0	-
Accumulated impairment losses, end of the year		(178.0)	(178.0)

Net goodwill, end of the year		1,621.2	1,556.6

Goodwill arising from acquisitions includes factors such as the expertise and reputation of the assembled workforce acquired, the geographic location of the acquiree, and the expected synergies.

CGUs are defined based on the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. Other factors are considered, including how management monitors the entity’s operations. Prior to the sale of Construction Services, the Company had seven CGUs. Three of these were grouped into Consulting Services – Global and two were grouped into Construction Services for the purposes of impairment testing. The Company does not monitor goodwill at or allocate goodwill to its business operating units.

On November 2, 2018, the Company completed the sale of its Construction Services business (note 8). In connection with the sale, the Company reviewed the carrying value of the Construction Services disposal group as at September 30, 2018. The carrying value of the disposal group exceeded the estimated fair value less cost to sell at that time. As a result, the Company recognized a goodwill impairment charge of $53.0 in the quarter ended September 30, 2018. The fair value measurement of the Construction Services group of CGUs was categorized as Level 3 in the fair value hierarchy based on unobservable market inputs.

During 2017, the Company completed the sale of Innovyze (note 8). Innovyze’s goodwill disposed of included $106.3 allocated from Consulting Services – United States and $88.1 allocated from Consulting Services – Global.

On October 1, 2018, and October 1, 2017, the Company performed its annual goodwill impairment test in accordance with its policy described in note 4. Based on the results of the 2018 and 2017 tests, the Company concluded that the recoverable amount of each CGU or group of CGUs approximated or exceeded its carrying amount and, therefore, goodwill was not impaired.

Goodwill was allocated to each CGU or group of CGUs as follows:

	December 31 2018 $	December 31 2017 $

Consulting Services
Canada	358.2	337.8
United States	1,003.7	917.7
Global	259.3	183.2
Construction Services	-	117.9

Allocated	1,621.2	1,556.6

Valuation techniques

When performing the goodwill impairment test, if the carrying amount of a CGU or group of CGUs is higher than its recoverable amount, an impairment charge is recorded as a reduction in the carrying amount of the goodwill on the consolidated statements of financial position and recognized as a non-cash impairment charge in income.

The Company estimates the recoverable amount by using the fair value less costs of disposal approach. It estimates fair value using market information and discounted after-tax cash flow projections, which is known as the income approach. The income approach uses a CGUs or group of CGUs projection of estimated operating results and discounted cash flows based on a discount rate that reflects current market conditions and the risk of achieving the cash flows. The Company uses cash flow projections covering a five-year period from financial forecasts approved by senior management. For its October 1, 2018, and October 1, 2017, impairment tests, the Company discounted the cash flows for each CGU or group of CGUs using an after-tax discount rate ranging from 9.3% to 17.0% (2017 – 8.9% to 15.1%) . To arrive at cash flow projections, the Company used estimates of economic and market information over the projection period (note 5).

The Company validates its estimate of the fair value of each CGU or group of CGUs under the income approach by comparing the resulting multiples to multiples derived from comparable public companies and comparable company transactions. The Company reconciles the total fair value of all CGUs and groups of CGUs with its market capitalization to determine whether the sum is reasonable. If the reconciliation indicates a significant difference between the external market capitalization and the fair value of the CGUs or groups of CGUs, the Company reviews and adjusts, if appropriate, the discount rate of the CGUs or groups of CGUs and considers whether the implied acquisition premium (if any) is reasonable in light of current market conditions. The fair value measurement was categorized as level 3 in the fair value hierarchy based on the significant inputs in the valuation technique used (note 4h).

The Company may need to test its goodwill for impairment between its annual test dates if market and economic conditions deteriorate or if volatility in the financial markets causes declines in the Company’s share price, increases the weighted average cost of capital, or changes valuation multiples or other inputs to its goodwill assessment. In addition, changes in the numerous variables associated with the judgments, assumptions, and estimates made by management in assessing the fair value could cause them to be impaired. Goodwill impairment charges are non-cash charges that could have a material adverse effect on the Company’s consolidated financial statements but in themselves do not have any adverse effect on its liquidity, cash flows from operating activities, or debt covenants and will not have an impact on its future operations.

Key assumptions

The calculation of fair value less costs of disposal is most sensitive to the following assumptions:

•	Operating margin rates based on actual experience and management’s long-term projections.

•

Discount rates reflecting investors’ expectations when discounting future cash flows to a present value, taking into consideration market rates of return, capital structure, company size, and industry risk. If necessary, a discount rate is further adjusted to reflect risks specific to a CGU or group of CGUs when future estimates of cash flows have not been adjusted.

•	Terminal growth rates based on actual experience and market analysis. Projections are extrapolated beyond five years using a growth rate that does not exceed 3.0%.

•	Non-cash working capital requirements are based on historical actual rates, market analysis, and management’s long-term projections.

•	Net revenue growth rate based on management’s best estimates of cash flow projections over a five year period.

Sensitivity to changes in assumptions

As at October 1, 2018, the recoverable amount of each CGU and group of CGUs exceeded its carrying amount. For Consulting Services – Canada and Consulting Services – United States, management believes that no reasonably possible change in any of the above key assumptions would have caused the carrying amount to exceed its recoverable amount.

For the Consulting Services – Global group of CGUs, as at the impairment testing date, the recoverable amount approximated the carrying amount. As a result, any adverse change in key assumptions could cause the carrying value to exceed the fair value less costs of disposal. The Consulting Services – Global group of CGUs had a moderated outlook in the pace of recoveries in the energy and mining sectors and in public sector spending in regions linked to these markets. These moderated outlooks were reflected in the Company’s budget and projections.

The values assigned to the most sensitive key assumptions for the Consulting Services – Global group of CGUs are listed in the table below:

Key Assumptions	Consulting Services – Global

Operating margin rates	5.6% to 8.7%
After tax discount rate	11.2%
Terminal growth rate	3.0%
Non-cash working capital rates	20.3% to 20.5%
Average annual net revenue growth rate (2019-2023)	3.7%

Key assumptions for operating margin rates and non-cash working capital rates are calculated on net revenue.